STATEMENT OF CASH FLOWS - USD ($)	1 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Sep. 30, 2024
Operating activities:
Net income	$ 7,767	$ 234,622	$ 5,014,451
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Increase (decrease) in provision for current expected credit losses	0		24,327
Accretion of deferred loan original issue discount and other discounts	0		(114,395)
Stock-based compensation	0		148,639
Interest drawn on loans	0		(2,428,444)
Changes in operating assets and liabilities:
Interest receivable	0		(1,007,320)
Prepaid expenses and other assets	0		(250,339)
Accrued interest	0		43,197
Accrued management and incentive fees	0		422,238
Accrued direct administrative expenses	0		487,870
Accounts payable and other liabilities	0	10,000	345,083
Net cash provided by (used in) operating activities	7,767	244,622	2,685,307
Cash flows from investing activities:
Issuance of and fundings on loans	0		(118,775,580)
Principal repayment of loans	0		24,912,673
Net cash (used in) provided by investing activities	0		(93,862,907)
Cash flows from financing activities:
Net transfers and distributions from (to) Former Parent	21,000,000	31,000,000	80,104,097
Borrowings on revolving credit facility	0		50,000,000
Net cash provided by (used in) financing activities	21,000,000	31,000,000	130,104,097
Net increase (decrease) in cash and cash equivalents	21,007,767	31,244,622	38,926,497
Cash and cash equivalents, beginning of period	0	0	31,244,622
Cash and cash equivalents, end of period	21,007,767	$ 31,244,622	70,171,119
Supplemental disclosure of non-cash activity:
OID withheld from funding of loans	0		1,255,761
Dividends declared and not yet paid	0		4,362,999
Supplemental information:
Interest paid during the period	0		0
Income taxes paid during the period	$ 0		$ 0